Related-Party Transactions (Narrative) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Short-term debt		$ 4,575		$ 4,575		$ 3,423	[1]
Borrowing Interest Charges		21		45
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Short-term debt		1,265		1,265		941	[2]
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries		$ 0		$ 0		0
Stock Issued During Period Shares New Issues		0	0	0	0
Commencing Period	20 months
Lease commencement term	2025-08
Related party transaction costs	$ 240
Virginia Electric and Power Company | Pension Benefits | Amounts Associated With Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent		$ 439		$ 439		422
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent			$ 550		$ 550	518
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative assets		1		1		33
Derivative liabilities		89		89		31
Virginia Electric and Power Company | Principal Owner | Short-Term Borrowing Arrangements
Related Party Transaction [Line Items]
Short-term debt		$ 2,300		$ 2,300		$ 2,000

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.